Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Mar/Sep
Schedule of Investments
March 31, 2022 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 33.43%
iShares 0-3 Month Treasury Bond ETF		999	$99,950
Schwab Short-Term U.S. Treasury ETF		1,982	98,188
SPDR Portfolio Short Term Treasury ETF		1,656	49,101
Vanguard Short-Term Treasury ETF		1,657	98,194
TOTAL EXCHANGE TRADED FUNDS (Cost $347,853)			345,433

	Contracts	Notional Amount
PURCHASED OPTIONS - 108.10% (a)(b)
CALL OPTIONS - 103.03%
S&P 500® Mini Index, Expires 9/12/2022, Strike Price $0.45	22	$996,688	993,649
S&P 500® Mini Index, Expires 9/12/2022, Strike Price $425.96	16	724,864	70,808
			1,064,457
PUT OPTIONS - 5.07%
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 9/12/2022, Strike Price $114.11	83	1,003,802	15,105
iShares 20+ Year Treasury Bond ETF, Expires 9/12/2022, Strike Price $127.54	74	977,392	36,343
S&P 500® Mini Index, Expires 9/12/2022, Strike Price $170.82	22	996,688	922
			52,370
TOTAL PURCHASED OPTIONS (Cost $1,032,541)			1,116,827

Total Investments (Cost $1,380,394) - 141.53%			1,745,373
Liabilities in Excess of Other Assets - (41.53)%			(712,187)
TOTAL NET ASSETS - 100.00%			$1,033,186

Percentages are stated as a percent of net assets.

(a) Exchange-Traded
(b) Purchased option contracts are held in connection with corresponding written option contracts.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Mar/Sep
SCHEDULE OF OPTIONS WRITTEN (a)
March 31, 2022

	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	9/12/2022	$170.82	22	$(996,688)	$(621,701)
					(621,701)
PUT OPTIONS
iShares iBoxx $ Investment Grade Corporate Bond ETF	9/12/2022	$120.12	83	(1,003,802)	(31,884)
iShares 20+ Year Treasury Bond ETF	9/12/2022	$134.25	74	(977,392)	(60,659)
S&P 500® Mini Index	9/12/2022	$425.96	11	(498,344)	(17,411)
					(109,954)
Total Options Written (Premiums Received $683,485)					$(731,655)

(a) Exchange-Traded